Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Certain Information with Respect to Segments
Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions, recast for the adoption of LDTI for 2022 and 2021):

For the Year Ended December 31, 2022	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,108	$474	$—	$—	$4,582
Premiums	10	111	—	—	121
Net investment income	394	706	312	55	1,467
Income (loss) on operating derivatives	17	31	(22)	14	40
Other income	42	35	—	7	84
Total Operating Revenues	4,571	1,357	290	76	6,294

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	63	706	—	—	769
Interest credited on other contract holder funds, net of deferrals and amortization	246	412	201	—	859
(Gain) loss from updating future policy benefits cash flow assumptions, net	(6)	(24)	—	—	(30)
Interest expense	32	—	5	—	37
Operating costs and other expenses, net of deferrals	2,174	129	5	25	2,333
Amortization of deferred acquisition costs	557	11	—	—	568
Total Operating Benefits and Expenses	3,066	1,234	211	25	4,536

Pretax Adjusted Operating Earnings	$1,505	$123	$79	$51	$1,758

For the Year Ended December 31, 2021	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$4,636	$492	$—	$—	$5,128
Premiums	15	119	—	—	134
Net investment income	686	950	260	56	1,952
Income (loss) on operating derivatives	52	72	(3)	32	153
Other income	47	39	—	7	93
Total Operating Revenues	5,436	1,672	257	95	7,460

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	6	731	—	—	737
Interest credited on other contract holder funds, net of deferrals and amortization	218	419	188	—	825
(Gain) loss from updating future policy benefits cash flow assumptions, net	(8)	80	—	—	72
Interest expense	22	—	—	—	22
Operating costs and other expenses, net of deferrals	2,455	181	5	48	2,689
Amortization of deferred acquisition costs	556	12	—	—	568
Total Operating Benefits and Expenses	3,249	1,423	193	48	4,913

Pretax Adjusted Operating Earnings	$2,187	$249	$64	$47	$2,547

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Total Consolidated
Operating Revenues
Fee income	$3,806	$513	$—	$—	$4,319
Premiums	27	143	—	—	170
Net investment income	947	776	355	(34)	2,044
Income (loss) on operating derivatives	48	58	—	21	127
Other income	30	26	1	7	64
Total Operating Revenues	4,858	1,516	356	(6)	6,724

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	142	857	—	—	999
Interest credited on other contract holder funds, net of deferrals and amortization	469	436	250	—	1,155
Interest expense	28	—	16	—	44
Operating costs and other expenses, net of deferrals	2,172	190	5	36	2,403
Amortization of deferred acquisition costs	55	17	—	20	92
Total Operating Benefits and Expenses	2,866	1,500	271	56	4,693

Pretax Adjusted Operating Earnings	$1,992	$16	$85	$(62)	$2,031
The following table summarizes total assets by segment (in millions recast for the adoption of LDTI):

	December 31,
	2022	2021
Retail Annuities	$269,755	$328,227
Closed Life and Annuity Blocks	28,927	32,311
Institutional Products	10,175	10,712
Corporate and Other	2,165	2,664
Total Assets	$311,022	$373,914

Reconciliation of Segment Operating Revenues to Total Revenues
The following table summarizes the reconciling items from the non-GAAP measure of operating revenues to the U.S. GAAP measure of total revenues attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Total operating revenues	6,294	7,460	$6,724
Fees attributed to variable annuity benefit reserves	3,077	2,854	2,509
Net gains (losses) on derivatives and investments	(873)	(5,520)	(6,582)
Net investment income on funds withheld assets	1,254	1,188	792
Total revenues (1)	$9,752	$5,982	$3,443
(1) Substantially all the Company's revenues originated in the U.S. There were no individual customers that exceeded 10% of total revenues.

Reconciliation of Segment Operating Benefits and Expenses to Total Benefits and Expenses
The following table summarizes the reconciling items from the non-GAAP measure of operating benefits and expenses to the U.S. GAAP measure of total benefits and expenses attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Total operating benefits and expenses	4,536	4,913	$4,693
Net (gain) loss on market risk benefits	(3,536)	(3,966)	—
Benefits attributed to guaranteed benefit features	261	137	150
Amortization of DAC related to non-operating revenues and expenses	656	736	(1,253)
SOP 03-1 reserve movements	—	—	164
Athene reinsurance transaction	—	—	2,082
Total benefits and expenses	$1,917	$1,820	$5,836

Reconciliation of Segment Pretax Adjusted Operating Earnings to Net Income
The following table summarizes the reconciling items, net of deferred acquisition costs, from the non-GAAP measure of pretax adjusted operating earnings to the U.S. GAAP measure of net income attributable to the Company (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Pretax adjusted operating earnings	$1,758	$2,547	$2,031
Non-operating adjustments income (loss):
Fees attributable to guarantee benefit reserves	3,077	2,854	2,509
Net movement in freestanding derivatives	(2,743)	(5,675)	(4,661)
Market risk benefits gains (losses)	3,536	3,966	—
Net reserve and embedded derivative movements	(222)	(141)	(3,184)
Amortization of DAC associated with non-operating items	(655)	(736)	1,261
Assumption changes	—	—	128
Guaranteed benefits and net hedging results	2,993	268	(3,947)
Net realized investment gains (losses)	(356)	180	373
Net realized investment gains (losses) on funds withheld assets	2,186	(21)	440
Net investment income on funds withheld assets	1,254	1,188	792
Loss on funds withheld reinsurance transaction	—	—	(2,082)
Pretax income (loss)	7,835	4,162	(2,393)
Income tax expense (benefit)	1,530	680	(841)
Net income (loss)	$6,305	$3,482	$(1,552)